Cover	Feb. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40073
Entity Registrant Name	MORINGA ACQUISITION CORP
Entity Central Index Key	0001835416
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	250 Park Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11040
City Area Code	212
Local Phone Number	572-6395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of a redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of a redeemable warrant
Trading Symbol	MACAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MACA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	MACAW
Security Exchange Name	NASDAQ